Deferred Income Tax -Summary Of Tax Loss Carry forward (Parenthetical) (Detail)	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020
Disclosure Of Tax Loss Carryforwards [abstract]
Tax loss offset period from the date the loss is incurred	5 years	4 years
Tax loss offset, percentage of net rent		50.00%